Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-15911
Entity Registrant Name	Imunon, Inc.
Entity Central Index Key	0000749647
Entity Tax Identification Number	52-1256615
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	997 Lenox Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648-2311
City Area Code	(609)
Local Phone Number	896-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	IMNN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false